BENEFIT PLAN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employer contribution			$ 22,500
Defined contribution plan percent			50.00%
Defined contribution plan, employer matching contribution, percent			100.00%
Employer contributions	$ 2,967	$ 2,875	$ 5,825	$ 5,398
Titan Trucking LLC [Member]
Employer contribution					$ 11,164	$ 10,957
Payments to employees					$ 22,500
Defined benefit plan percentage of match					50.00%
Defined benefit plan vesting percentage					100.00%
Maximum [Member]
Defined contribution plan percent			3.00%
Maximum [Member] | Titan Trucking LLC [Member]
Defined benefit plan percentage of match					3.00%